Income(Loss) Per Share Data (Tables)	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	1,095	15
E Ordinary shares undistributed income	4	-
Total undistributed income	1,099	15

Ordinary shares distributed income	89	67
E Ordinary shares distributed income	-	-
Total distributed income	89	67

Numerator - Net income

Attributable to Ordinary shares	1,184	82
Attributable to E Ordinary shares	4	-
Total attributable to AngloGold Ashanti	1,188	82

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	1,184	82
Interest expense on convertible bonds	53	-
Amortization of issue cost and discount on convertible bonds	23	-
Fair value adjustment on convertible bonds included in income	(102)	-
Income used in calculation of diluted earnings per ordinary share	1,158	82

Schedule of Weighted Average Number of Shares [Table Text Block]

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	381,471,126	363,135,881
Fully vested options(1)	1,447,478	1,100,186
Weighted average number of ordinary shares	382,918,604	364,236,067

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,321,614	1,158,835
Dilutive potential of convertible bonds(2)	33,524,615	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	417,764,833	365,394,902

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,958,298	3,305,316